Description of Organization and Business Operations (Details)								6 Months Ended	12 Months Ended
	Apr. 29, 2024 USD ($) $ / shares shares	Apr. 24, 2024	Apr. 19, 2024	May 02, 2023 USD ($) $ / shares shares	Apr. 27, 2023 USD ($) $ / shares shares	May 02, 2022 USD ($) $ / shares shares	May 02, 2022 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)
Description of Organization and Business Operations [Line Items]
Condition for future business combination number of businesses minimum								1
Generating gross proceeds										$ 78,750,000
Price per unit (in Dollars per share) | $ / shares				$ 1
Offering costs								$ 5,093,930
Underwriting fees								1,181,250
Deferred underwriting commissions payable								2,362,500
Representative shares								946,169
Other offering costs								604,011
Net proceeds								79,931,250
Cash balance				$ 57,290				$ 6,077
Fair market value percentage								80.00%
Pro rata interest earned (in Dollars per share) | $ / shares								$ 11.51	$ 11.06
Deposit in trust account								$ 787,500	$ 787,500
Deposits per share (in Dollars per share) | $ / shares								$ 0.1	$ 0.1
Sponsor loan				75,000
Shareholders holding shares (in Shares) | shares	111,915
Holding shares removed from trust account to pay	$ 1,270,000
Holding shares removed from trust account to pay per share (in Dollars per share) | $ / shares	$ 11.37
Independent director term		2 years	2 years
Cash balance								$ 6,077	$ 57,290	$ 411,711
Working capital deficit				3,168,483				$ 4,941,127
Underwriting fees									1,181,250
Deferred underwriting commissions payable									$ 2,362,500
Representative shares (in Shares) | shares									946,169
Other offering costs									$ 604,011
Net proceeds									79,931,250
Cash held of trust account									$ 57,290
Assets held in trust percentage									80.00%
Contributed loan				$ 75,000
Redeemed ordinary shares (in Shares) | shares				5,297,862
Payable, Common Stock Redeemed				$ 55,265,334
Share price per share (in Dollars per share) | $ / shares				$ 10.43					$ 18
Private Placement Warrants [Member]
Description of Organization and Business Operations [Line Items]
Warrant consummated (in Shares) | shares						3,762,500	3,762,500	3,762,500
Price per unit (in Dollars per share) | $ / shares						$ 1	$ 1	$ 1
Common Stock [Member]
Description of Organization and Business Operations [Line Items]
Shareholders holding shares (in Shares) | shares					5,297,862
Holding shares removed from trust account to pay					$ 55,265,334
Holding shares removed from trust account to pay per share (in Dollars per share) | $ / shares					$ 10.43
Business Combination [Member]
Description of Organization and Business Operations [Line Items]
Deferred underwriting commissions payable								$ 2,362,500
Business Acquisition [Member]
Description of Organization and Business Operations [Line Items]
Business combination acquires percentage								50.00%	50.00%
Sponsor [Member] | Private Placement Warrants [Member]
Description of Organization and Business Operations [Line Items]
Generating gross proceeds warrant								$ 3,762,500
Class A Ordinary Shares [Member]
Description of Organization and Business Operations [Line Items]
Generating gross proceeds								78,750,000	$ 78,750,000
Price per unit (in Dollars per share) | $ / shares									$ 11.5
Generating gross proceeds warrant								$ 6,898,500	$ 6,898,500
Sale of units (in Shares) | shares									118,125
Class A Ordinary Shares [Member] | Private Placement Warrants [Member]
Description of Organization and Business Operations [Line Items]
Price per unit (in Dollars per share) | $ / shares						$ 11.5	11.5
Initial Public Offering [Member]
Description of Organization and Business Operations [Line Items]
Consummated units (in Shares) | shares						7,875,000		7,875,000
Price per unit (in Dollars per share) | $ / shares						$ 10	$ 10
Generating gross proceeds						$ 78,750,000
Underwriting fees								$ 1,181,250
Sale of units (in Shares) | shares							7,875,000
Underwriters exercise issued							$ 375,000
Gross proceeds							$ 78,750,000
Private placement of warrants									$ 3,762,500
Generating gross proceeds									3,762,500
Offering costs									5,093,930
Initial Public Offering [Member] | Class A Ordinary Shares [Member]
Description of Organization and Business Operations [Line Items]
Price per unit (in Dollars per share) | $ / shares						$ 10	$ 10
Over-Allotment Option [Member]
Description of Organization and Business Operations [Line Items]
Consummated units (in Shares) | shares						375,000
Generating gross proceeds						$ 78,750,000
Underwriting fees									$ 2,362,500
Over-Allotment Option [Member] | Private Placement Warrants [Member]
Description of Organization and Business Operations [Line Items]
Warrant consummated (in Shares) | shares						112,500	112,500
Private Placement Warrants [Member]
Description of Organization and Business Operations [Line Items]
Price per unit (in Dollars per share) | $ / shares									$ 1
Share price per share (in Dollars per share) | $ / shares						$ 1	$ 1